Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment
Less: accumulated depreciation	$ (14,663)	$ (8,565)
Total property and equipment, net	38,046	28,164
Lab equipment
Property, Plant and Equipment
Property and equipment, gross	23,491	18,214
Office equipment
Property, Plant and Equipment
Property and equipment, gross	2,928	2,211
Furniture and fixtures
Property, Plant and Equipment
Property and equipment, gross	1,340	1,301
Leasehold improvements
Property, Plant and Equipment
Property and equipment, gross	10,629	10,316
Assets under construction
Property, Plant and Equipment
Property and equipment, gross	$ 14,321	$ 4,687